Interests in Subsidiaries, Associates and Others - Summary of Investments in Associates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Carrying amount of investments in associates	¥ 636,216	¥ 654,214
Net profit or loss	257,579	212,210	¥ 154,483
Other comprehensive income	(172,464)	99,548	104,977
Associates [member]
Disclosure of associates [line items]
Net profit or loss	49,436	38,199	29,622
Other comprehensive income	(18,610)	(270)	11,379
Total	¥ 30,826	¥ 37,929	¥ 41,002